BANK DEBT (Restructuring of Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Jun. 25, 2008 2006 Restructuring Agreement [Member]
Debt Restructuring [Line Items]
Amount of debt forgiveness under the 2006 restructuring agreement						$ 25,000,000
Repayments of Long-term Debt	10,266,000	15,133,000	10,000,000
Debt forgiven		4,300,000
LIBOR spread for debt principal payments				1.50%	5.25%
LIBOR spread for revolving credit line	5.50%
Revolving credit line amount	5,000,000	5,000,000
Long-term debt	$ 63,596,000	$ 73,900,000